Morgan Stanley Limited Duration Fund
LETTER TO THE SHAREHOLDERS - OCTOBER 31, 2002

Dear Shareholder:

This semiannual report to shareholders of Morgan Stanley Limited Duration Fund covers the six-month period ended October 31, 2002. The period included a relatively pronounced decline in market participants' confidence in the economy and in their expectations for a return to normal economic growth.

By the beginning of the period, the cumulative effects of corporate-governance and accounting scandals had shaken investor confidence, with adverse effects on the economy and the nongovernment security markets. The deterioration in confidence was especially pronounced following the first announcement in late June of accounting fraud at WorldCom. The resulting flight to quality and subsequent additional easing of monetary policy created a fresh impetus toward lower Treasury yields. Although nongovernment securities lagged somewhat, the overall effect on the performance of the Fund was positive.

Benchmark five-year Treasury yields fell from 4.42 percent at the beginning of the period to 2.57 percent at the end of September, subsequently rising to 2.72 percent at the end of October. In our view, these low yields were inconsistent with an eventual return to normal economic activity. Our analysis suggested that, by the end of September, Treasury yields had fallen to levels consistent with slow economic growth for about the next five years and below full employment growth for some 10 years. We viewed the market's implied outlook as being excessively pessimistic. The fund's interest-rate sensitivity was reduced to lessen the effect if interest rates rose. Although this decision hampered the Fund's performance somewhat, it left the Fund with some insulation from potentially rising rates during the period ahead.

Performance

For the six-month period ended October 31, 2002, the Fund returned 2.55 percent versus 4.80 percent for the Lehman Brothers U.S. Credit Index (1-5 Year). The Fund's performance relative to its benchmark was handicapped by its relatively limited duration.

Looking Ahead

We believe that the United States is in a period of moderate economic growth with inflation remaining at acceptable levels. We believe more-subdued economic growth is already priced into the market and anticipate that the Fund's relatively limited duration will help mitigate adverse effects if interest rates rise. Corporate and mortgage-backed securities, which constitute a significant portion of the Fund, should benefit from a healthier economic environment.

Morgan Stanley Limited Duration Fund
LETTER TO THE SHAREHOLDERS - OCTOBER 31, 2002 continued

Adjustments to the Fund's maturity and portfolio composition will be made as conditions warrant and opportunities become available.

We appreciate your ongoing support of Morgan Stanley Limited Duration Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President and CEO

Morgan Stanley Limited Duration Fund
FUND PERFORMANCE - OCTOBER 31, 2002

AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED OCTOBER 31, 2002
----------------------------------------------------------------------
1 Year                                                         3.43%(1)
5 Years                                                        5.81%(1)
Since Inception (1/10/94)                                      5.56%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

---------------------

(1)  Figure shown assumes reinvestment of all distributions.
     There is no sales charge.

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2002 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                             COUPON      MATURITY
THOUSANDS                                                              RATE         DATE          VALUE
-----------------------------------------------------------------------------------------------------------
            Corporate Bonds (16.0%)
            Aerospace & Defense (0.3%)
$    475    Lockheed Martin Corp. ................................      7.25%     05/15/06    $    533,846
     165    Raytheon Co. .........................................      8.20      03/01/06         180,929
      55    Raytheon Co. .........................................      6.75      08/15/07          59,525
                                                                                              ------------
                                                                                                   774,300
                                                                                              ------------
            Airlines (0.1%)
     230    Southwest Airlines Co. ...............................      5.496     11/01/06         239,150
                                                                                              ------------
            Auto Parts: O.E.M. (0.4%)
     640    Delphi Automotive Systems Corp. ......................      6.125     05/01/04         657,878
     385    Johnson Controls, Inc. ...............................      5.00      11/15/06         399,187
                                                                                              ------------
                                                                                                 1,057,065
                                                                                              ------------
            Beverages: Non-Alcoholic (0.0%)
     140    PepsiAmericas, Inc. ..................................      3.875     09/12/07         140,593
                                                                                              ------------
            Broadcasting (0.7%)
   1,850    Clear Channel Communications Corp. ...................      7.25      09/15/03       1,885,733
                                                                                              ------------
            Building Products (0.1%)
     275    Masco Corp. ..........................................      4.625     08/15/07         280,551
                                                                                              ------------
            Cable/Satellite TV (0.1%)
     300    TCI Communications, Inc. .............................      8.00      08/01/05         298,883
                                                                                              ------------
            Department Stores (0.2%)
     495    Federated Dept Stores.................................      8.50      06/15/03         511,215
     130    May Dept Stores Co. ..................................      6.875     11/01/05         141,483
                                                                                              ------------
                                                                                                   652,698
                                                                                              ------------
            Discount Stores (0.1%)
     310    Target Corp. .........................................      7.50      02/15/05         343,836
                                                                                              ------------
            Drugstore Chains (0.3%)
     725    CVS Corp. ............................................      5.625     03/15/06         771,770
     135    CVS Corp. - 144A*.....................................      3.875     11/01/07         135,301
                                                                                              ------------
                                                                                                   907,071
                                                                                              ------------

                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                             COUPON      MATURITY
THOUSANDS                                                              RATE         DATE          VALUE
-----------------------------------------------------------------------------------------------------------
            Electrical Products (0.1%)
$    270    Cooper Industries Ltd. - 144A*........................      5.25%     07/01/07    $    281,278
                                                                                              ------------
            Environmental Services (0.2%)
     510    WMX Technologies Inc. ................................      7.00      10/15/06         530,847
                                                                                              ------------
            Finance/Rental/Leasing (1.3%)
     740    American General Finance Corp. .......................      5.875     07/14/06         786,493
     680    Ford Motor Credit Co. ................................      6.875     02/01/06         626,925
   1,250    Ford Motor Credit Co.**...............................      6.50      01/25/07       1,132,193
     210    Hertz Corp. ..........................................      7.00      07/01/04         204,768
      75    MBNA America Bank N.A.................................      7.75      09/15/05          80,532
     445    MBNA America Bank N.A.................................      6.50      06/20/06         461,120
     220    Prime Property Funding II - 144A*.....................      7.00      08/15/04         235,961
                                                                                              ------------
                                                                                                 3,527,992
                                                                                              ------------
            Financial Conglomerates (1.2%)
     210    Citigroup, Inc. ......................................      6.00      02/21/12         224,969
   1,045    General Electric Capital Corp. .......................      5.375     03/15/07       1,108,703
     640    General Motors Acceptance Corp. ......................      7.50      07/15/05         656,731
     600    General Motors Acceptance Corp. ......................      6.125     08/28/07         576,404
     765    J.P. Morgan Chase & Co. ..............................      5.35      03/01/07         805,268
                                                                                              ------------
                                                                                                 3,372,075
                                                                                              ------------
            Food Retail (0.5%)
     735    Kroger Co. ...........................................      7.375     03/01/05         799,435
     625    Safeway Inc. .........................................      6.15      03/01/06         676,656
                                                                                              ------------
                                                                                                 1,476,091
                                                                                              ------------
            Food: Meat/Fish/Dairy (0.2%)
     470    Conagra Foods, Inc. ..................................      6.00      09/15/06         511,813
                                                                                              ------------
            Foreign Government Obligation (0.5%)
     935    Quebec Province (Canada)..............................      5.50      04/11/06       1,009,652
     290    United Mexican States (Mexico)........................      8.625     03/12/08         321,900
                                                                                              ------------
                                                                                                 1,331,552
                                                                                              ------------
            Forest Products (0.4%)
   1,225    Weyerhaeuser Company..................................      5.50      03/15/05       1,271,625
                                                                                              ------------

                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                             COUPON      MATURITY
THOUSANDS                                                              RATE         DATE          VALUE
-----------------------------------------------------------------------------------------------------------
            Gas Distributors (0.4%)
$    645    Consolidated Natural Gas Co. .........................      5.375%    11/01/06    $    665,393
     353    Ras Laffan Liquefied Natural Gas Co. Ltd. - 144A*
              (Qatar).............................................      7.628     09/15/06         375,669
                                                                                              ------------
                                                                                                 1,041,062
                                                                                              ------------
            Home Building (0.1%)
     240    Centex Corp. .........................................      9.75      06/15/05         271,174
                                                                                              ------------
            Home Furnishings (0.1%)
     195    Mohawk Industries, Inc. ..............................      6.50      04/15/07         213,171
                                                                                              ------------
            Home Improvement Chains (0.2%)
     565    Lowe's Co., Inc. .....................................      7.50      12/15/05         636,212
                                                                                              ------------
            Hospital/Nursing Management (0.2%)
     600    Tenet Healthcare Corp. ...............................      5.375     11/15/06         624,063
                                                                                              ------------
            Hotels/Resorts/Cruiselines (0.4%)
     240    Hyatt Equities LLC - 144A*............................      6.875     06/15/07         231,960
     485    Marriott International Inc. (Ser D)...................      8.125     04/01/05         519,819
     295    Starwood Hotels Resorts...............................      7.375     05/01/07         281,725
                                                                                              ------------
                                                                                                 1,033,504
                                                                                              ------------
            Industrial Conglomerates (0.7%)
     835    Honeywell International, Inc. ........................      5.125     11/01/06         877,167
                                                                                              ------------
            Insurance Brokers (0.3%)
     750    Marsh & McLennan Companies, Inc. .....................      5.375     03/15/07         804,067
                                                                                              ------------
            Integrated Oil (0.4%)
     585    Conoco Inc. ..........................................      5.90      04/15/04         615,022
     360    ConocoPhillips........................................      8.50      05/25/05         409,792
                                                                                              ------------
                                                                                                 1,024,814
                                                                                              ------------
            Investment Banks/Brokers (1.0%)
     805    Credit Suisse F/B USA, Inc. ..........................      5.75      04/15/07         836,145
     595    Goldman Sachs Group, Inc. ............................      7.625     08/17/05         664,455
   1,050    Lehman Brothers Holdings, Inc. .......................      8.25      06/15/07       1,213,712
                                                                                              ------------
                                                                                                 2,714,312
                                                                                              ------------

                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                             COUPON      MATURITY
THOUSANDS                                                              RATE         DATE          VALUE
-----------------------------------------------------------------------------------------------------------
            Investment Managers (0.4%)
$  1,045    TIAA Global Markets - 144A*...........................      5.00%     03/01/07    $  1,096,480
                                                                                              ------------
            Life/Health Insurance (1.0%)
     250    Equitable Life Assurance Corp. - 144A*................      6.95      12/01/05         266,721
     585    John Hancock Global Fund - 144A*......................      5.625     06/27/06         623,271
     625    Metropolitan Life Insurance Co. - 144A*...............      6.30      11/01/03         648,216
     630    Monumental Global Funding II - 144A*..................      6.05      01/19/06         682,798
     645    Prudential Insurance Co. - 144A*......................      6.375     07/23/06         687,854
                                                                                              ------------
                                                                                                 2,908,860
                                                                                              ------------
            Major Banks (0.7%)
   2,000    First Union Corp.**...................................      8.00      11/15/02       2,003,400
                                                                                              ------------
            Major Telecommunications (0.5%)
   1,450    Verizon Communications, Inc. .........................      6.36      04/15/06       1,535,881
                                                                                              ------------
            Managed Healthcare (0.7%)
     575    Aetna, Inc. ..........................................      7.375     03/01/06         617,688
     610    Anthem, Inc. .........................................      4.875     08/01/05         624,784
     275    United Health Group, Inc. ............................      7.50      11/15/05         309,490
     410    Wellpoint Health Network, Inc. .......................      6.375     06/15/06         440,944
                                                                                              ------------
                                                                                                 1,992,906
                                                                                              ------------
            Motor Vehicles (0.3%)
     795    DaimlerChrysler NA Holding............................      6.40      05/15/06         842,361
                                                                                              ------------
            Multi-Line Insurance (0.9%)
     465    AIG SunAmerica Global Finance VI - 144A*..............      5.20      05/10/04         485,091
     500    Farmers Insurance Exchange - 144A*....................      8.50      08/01/04         483,016
     720    Hartford Financial Services Group, Inc. ..............      7.75      06/15/05         798,098
     650    Nationwide Mutual Insurance Co. - 144A*...............      6.50      02/15/04         672,288
                                                                                              ------------
                                                                                                 2,438,493
                                                                                              ------------
            Oil & Gas Production (0.1%)
     300    Pemex Master Trust - 144A*............................      7.875     02/01/09         309,375
                                                                                              ------------

                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                             COUPON      MATURITY
THOUSANDS                                                              RATE         DATE          VALUE
-----------------------------------------------------------------------------------------------------------
            Railroads (0.4%)
$    300    Norfolk Southern Corp. ...............................      7.875%    02/15/04    $    320,889
     200    Union Pacific Corp. ..................................      6.34      11/25/03         207,968
     615    Union Pacific Corp. ..................................      5.84      05/25/04         646,787
                                                                                              ------------
                                                                                                 1,175,644
                                                                                              ------------
            Real Estate Investment Trusts (0.5%)
     415    EOP Operating LP......................................      8.375     03/15/06         466,112
     630    Simon Property Group LP...............................      6.375     11/15/07         683,081
     190    Vornado Realty Corp. .................................      5.625     06/15/07         194,479
                                                                                              ------------
                                                                                                 1,343,672
                                                                                              ------------
            Total Corporate Bonds (Cost $42,498,471).......................................     43,769,771
                                                                                              ------------
            U.S. Government & Agency Obligations (56.5%)
            Mortgage Pass-Through Securities (23.1%)
   1,013    Federal Home Loan Mortgage Corp. PC Gold..............      6.00      01/01/03-
                                                                                  09/01/03       1,049,232
  10,682    Federal Home Loan Mortgage Corp. PC Gold..............      7.50        ***         11,286,396
  15,500    Federal Home Loan Mortgage Corp. .....................      6.00        ***         16,134,531
   7,000    Federal Home Loan Mortgage Corp. .....................      7.00        ***          7,315,000
   3,700    Federal Home Loan Mortgage Corp. .....................      7.50        ***          3,909,301
       7    Federal National Mortgage Assoc. .....................      6.00      12/01/02           6,957
   7,000    Federal National Mortgage Assoc. .....................      6.50        ***          7,238,438
  15,377    Federal National Mortgage Assoc. .....................      7.50        ***         16,265,856
                                                                                              ------------
                                                                                                63,205,711
                                                                                              ------------
            U.S. Government Obligations (33.4%)
  90,000    U.S. Treasury Note**..................................  3.00 - 3.25   11/30/03-
                                                                                  01/31/04      91,754,651
                                                                                              ------------
            Total U.S. Government & Agency Obligations (Cost $154,228,201).................    154,960,362
                                                                                              ------------
            Asset Backed Securities (12.5%)
            Finance/Rental/Leasing
   1,150    BMW Vehicle Owner Trust - 2002-2 A4...................      4.46      05/25/07       1,208,472
   2,000    Bank One Issuance Trust Ser 2002 A4...................      2.94      06/16/08       2,017,671
      65    CIT Marine Trust 1999-A AL............................      5.80      04/15/10          66,221
   2,700    Capital Auto Receivables Asset Trust 2002-2A..........  3.58 - 4.50   10/16/06-
                                                                                  10/15/07       2,799,075
     875    Chase Credit Card Master Trust 2001-4 A...............      5.50      11/17/08         949,224

                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                             COUPON      MATURITY
THOUSANDS                                                              RATE         DATE          VALUE
-----------------------------------------------------------------------------------------------------------
$  2,500    Chase Manhattan Auto Owner Trust Ser 2002 A...........  4.21 - 4.24%  09/15/08-
                                                                                  01/15/09    $  2,608,006
   1,275    Citibank Credit Card Issuer Trust Ser 2002 A..........      4.40      05/15/07       1,337,718
     500    Connecticut RRB Special Purpose Trust CL&P-1..........      5.36      03/30/07         524,419
   3,550    Daimler Chrysler Auto Trust 2000-C A3.................  3.09 - 6.82   09/06/04-
                                                                                  10/06/08       3,633,606
     173    First Security Auto Owner Trust 1999-1 A4.............      5.74      06/15/04         172,862
   5,267    Ford Credit Auto Owner Trust 2002-B...................  3.13 - 6.74   06/15/04-
                                                                                  11/15/06       5,403,911
   2,300    Harley Davidson Motorcycle Trust 2002-1...............  3.09 - 4.50   01/15/10-
                                                                                  06/15/10       2,372,061
   2,638    Honda Auto Receivables Owner Trust 2001-3 A2..........  2.76 - 6.62   02/18/04-
                                                                                  09/17/07       2,719,589
   1,325    Household Automotive Trust 2001-3 A3..................      3.68      04/17/06       1,347,300
   2,200    MBNA Master Card Trust 1997-J A.......................  1.92 - 3.90   02/15/07-
                                                                                  11/15/07       2,238,419
     196    MMCA Automobile Trust 2000-1 A3.......................      7.00      06/15/04         198,277
   1,100    National City Auto Trust 2002-A.......................      4.04      07/15/06       1,132,360
   1,517    Nissan Auto Receivables Owner Trust 2002-A A3.........  3.58 - 7.01   09/15/03-
                                                                                  02/15/07       1,554,284
     900    Nissan Auto Receivables Owner Trust 2002 B............      4.60      09/17/07         945,997
     650    Nordstrom Private Label Credit Card Master
              Trust - 144A* 2000-C A3.............................      4.82      04/15/10         684,336
     135    Peco Energy Transition Trust 1999-A A2................      5.63      03/01/05         136,416
     183    Premier Auto Trust 1999-2 A4..........................      5.59      02/09/04         184,860
                                                                                              ------------
            Total Asset Backed Securities (Cost $33,320,929)...............................     34,235,084
                                                                                              ------------
            Collateralized Mortgage Obligations (0.4%)
            U.S. Government Agencies
     265    Federal Home Loan Mortgage Corp. .....................      6.50      03/15/29         268,060
     684    Federal Home Loan Mortgage Corp. CMO 214..............      6.60      03/15/29         695,917
                                                                                              ------------
            Total Collateralized Mortgage Obligations (Cost $988,885)......................        963,977
                                                                                              ------------
            Short-Term Investments (25.3%)
            U.S. Government & Agency Obligations (a) (18.4%)
  40,000    Federal Home Mortgage Corp. ..........................  1.65 - 1.68   11/05/02-
                                                                                  12/20/02      39,954,486
  10,000    Federal National Mortgage Assoc.......................      1.65      11/29/02       9,987,167
     550    U.S. Treasury Bill**..................................      1.60      03/27/03         546,431
                                                                                              ------------
            Total U.S. Government & Agency Obligations (Cost $50,488,083)..................     50,488,084
                                                                                              ------------

                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                             COUPON      MATURITY
THOUSANDS                                                              RATE         DATE          VALUE
-----------------------------------------------------------------------------------------------------------
            Repurchase Agreement (6.9%)
$ 18,969    Joint repurchase agreement account (dated 10/31/02;
              proceeds $18,970,004) (b) (Cost $18,969,000)........      1.92%     11/01/02    $ 18,969,000
                                                                                              ------------
            Total Short-Term Investments (Cost $69,457,083)................................     69,457,084
                                                                                              ------------

            Total Investments (Cost $300,493,569) (c)...................            110.7%     303,386,278
            Liabilities in Excess of Other Assets.......................            (10.7)     (29,347,786)
                                                                                    -----     ------------
            Net Assets..................................................            100.0%    $274,038,492
                                                                                    =====     ============

---------------------

    PC   Participation Certificate.
     *   Resale is restricted to qualified institutional investors.
    **   Some or all of these securities have been segregated in
         connection with securities purchased on a forward commitment basis and/or with futures contracts.
    ***  Security purchased on a forward commitment with an
         approximate principal amount and no definite maturity date;
         the actual principal amount and maturity date will be
         determined upon settlement.
    (a)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
    (b)  Collateralized by federal agency and U.S. Treasury
         obligations.
    (c)  The aggregate cost for federal income tax purposes
         approximates the aggregate cost for book purposes. The
         aggregate gross unrealized appreciation is $3,149,779 and
         the aggregate gross unrealized depreciation is $257,070,
         resulting in net unrealized appreciation of $2,892,709.

Futures Contracts Open at October 31, 2002:

                            DESCRIPTION,        UNDERLYING     UNREALIZED
NUMBER OF                  DELIVERY MONTH,     FACE AMOUNT    APPRECIATION/
CONTRACTS   LONG/SHORT        AND YEAR           AT VALUE     DEPRECIATION
---------   ----------   -------------------   ------------   -------------
    33         Short     U.S. Treasury Notes
                            December 2002      $(3,753,235)     $  13,899
    65         Short     U.S. Treasury Notes
                            December 2002      (13,986,172)      (140,886)
   104         Short     U.S. Treasury Notes
                            December 2002      (47,409,564)      (315,471)
                                                                ---------
            Net unrealized depreciation....................     $(442,458)
                                                                =========

                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
October 31, 2002 (unaudited)

Assets:
Investments in securities, at value
  (cost $300,493,569).......................................  $303,386,278
Cash........................................................         5,854
Receivable for:
    Investments sold........................................     7,216,860
    Shares of beneficial interest sold......................     4,461,562
    Interest................................................     1,965,109
Prepaid expenses and other assets...........................        58,190
                                                              ------------
    Total Assets............................................   317,093,853
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................    42,453,123
    Shares of beneficial interest redeemed..................       304,906
    Investment management fee...............................       138,748
    Variation margin........................................        70,109
    Dividends to shareholders...............................        35,240
Accrued expenses and other payables.........................        53,235
                                                              ------------
    Total Liabilities.......................................    43,055,361
                                                              ------------
    Net Assets..............................................  $274,038,492
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................   274,747,312
Net unrealized appreciation.................................     2,450,251
Dividends in excess of net investment income................    (1,223,909)
Accumulated net realized loss...............................    (1,935,162)
                                                              ------------
    Net Assets..............................................  $274,038,492
                                                              ============
Net Asset Value Per Share,
  28,307,540 shares outstanding (unlimited shares authorized
  of $.01 par value)........................................         $9.68
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended October 31, 2002 (unaudited)

Net Investment Income:

Interest Income.............................................  $3,485,439
                                                              ----------
Expenses
Investment management fee...................................     768,414
Transfer agent fees and expenses............................      67,563
Professional fees...........................................      38,258
Shareholder reports and notices.............................      33,789
Registration fees...........................................      28,076
Custodian fees..............................................      10,476
Trustees' fees and expenses.................................       6,599
Other.......................................................       3,942
                                                              ----------
    Total Expenses..........................................     957,117
Less: amounts waived/reimbursed.............................     (78,929)
                                                              ----------
    Net Expenses............................................     878,188
                                                              ----------
    Net Investment Income...................................   2,607,251
                                                              ----------
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
    Investments.............................................   1,084,491
    Futures contracts.......................................    (850,205)
                                                              ----------
    Net Realized Gain.......................................     234,286
                                                              ----------
Net change in unrealized appreciation/depreciation on:
    Investments.............................................   2,833,258
    Futures contracts.......................................    (377,075)
                                                              ----------
    Net Appreciation........................................   2,456,183
                                                              ----------
    Net Gain................................................   2,690,469
                                                              ----------
Net Increase................................................  $5,297,720
                                                              ==========

                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                               FOR THE SIX       FOR THE YEAR
                                                               MONTHS ENDED          ENDED
                                                              OCTOBER 31, 2002   APRIL 30, 2002
                                                                ------------      ------------
                                                                (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................    $  2,607,251      $  5,322,647
Net realized gain...........................................         234,286         3,573,849
Net change in unrealized depreciation.......................       2,456,183          (918,030)
                                                                ------------      ------------
    Net Increase............................................       5,297,720         7,978,466

Dividends to shareholders from net investment income........      (3,258,834)       (6,198,203)
Net increase from transactions in shares of beneficial
  interest..................................................     105,368,770        54,933,218
                                                                ------------      ------------

    Net Increase............................................     107,407,656        56,713,481
Net Assets:
Beginning of period.........................................     166,630,836       109,917,355
                                                                ------------      ------------
End of Period
(Including dividends in excess of net investment income of
$1,223,909 and $572,326, respectively)......................    $274,038,492      $166,630,836
                                                                ============      ============

                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2002 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Limited Duration Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income consistent with the preservation of capital. The Fund seeks to achieve its objective by investing in a diversified portfolio of short-term fixed income securities. The Fund was organized as a Massachusetts business trust on October 22, 1993 and commenced operations on January 10, 1994.

The following is a summary of significant accounting practices:

A. Valuation of Investments -- (1) all portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) futures are valued at the latest price published by the commodities exchange on which they trade; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

Morgan Stanley Limited Duration Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2002 (UNAUDITED) continued

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations.

D. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

Morgan Stanley Limited Duration Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2002 (UNAUDITED) continued

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.70% to the net assets of the Fund determined as of the close of each business day.

For the period May 1, 2001 through December 31, 2002, the Investment Manager has agreed to waive its fee and reimburse expenses to the extent they exceed 0.80% of the daily net assets of the Fund.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended October 31, 2002 were $364,321,994 and $289,649,074, respectively. Included in the aforementioned are purchases and proceeds from sales/prepayments of U.S. Government securities of $335,824,701 and $272,858,837, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Fund's transfer agent.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                           FOR THE SIX                 FOR THE YEAR
                                                          MONTHS ENDED                    ENDED
                                                        OCTOBER 31, 2002              APRIL 30, 2002
                                                    -------------------------   --------------------------
                                                           (unaudited)
                                                      SHARES        AMOUNT        SHARES         AMOUNT
                                                    ----------   ------------   -----------   ------------
Sold..............................................  18,848,927   $181,746,964    35,638,246   $340,437,108
Reinvestment of dividends.........................     251,450      2,424,058       458,331      4,385,816
                                                    ----------   ------------   -----------   ------------
                                                    19,100,377    184,171,022    36,096,577    344,822,924
Redeemed..........................................  (8,172,685)   (78,802,252)  (30,358,372)  (289,889,706)
                                                    ----------   ------------   -----------   ------------
Net increase......................................  10,927,692   $105,368,770     5,738,205   $ 54,933,218
                                                    ==========   ============   ===========   ============

5. Federal Income Tax Status

At April 30, 2002, the Fund had a net capital loss carryover of approximately $1,890,000 of which $56,000 will be available through April 30, 2008 and $1,834,000 will be available through April 30, 2009 to offset future capital gains to the extent provided by regulations.

Morgan Stanley Limited Duration Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2002 (UNAUDITED) continued

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $345,000 during fiscal 2002.

As of April 30, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses and book amortization of premiums on debt securities.

6. Purposes of and Risks Relating to Certain Financial Instruments

To hedge against adverse interest rate and market risks on portfolio positions or anticipated positions in U.S. Government securities, the Fund may enter into interest rate futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement and Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

At October 31, 2002, the Fund had outstanding futures contracts.

7. Subsequent Event -- Acquisition of Morgan Stanley North American Government Income Trust

On November 4, 2002, the Fund acquired all the net assets of the Morgan Stanley North American Government Income Trust ("North American") based on the respective valuations as of the close of business on November 1, 2002, pursuant to a plan of reorganization approved by the shareholders of North American on October 23, 2002. The acquisition was accomplished by a tax-free exchange of 7,879,235 shares of the Fund at a net asset value of $9.68 per share for 8,837,891 shares of North American. The net assets of the Fund and North American immediately before the acquisition were $273,925,042 and $76,281,762, respectively, including unrealized appreciation of $743,955 for North American. Immediately after the acquisition, the combined net assets of the Fund amounted to $350,206,804.

Morgan Stanley Limited Duration Fund

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                              FOR THE SIX                  FOR THE YEAR ENDED APRIL 30,
                                              MONTHS ENDED     ----------------------------------------------------
                                            OCTOBER 31, 2002     2002       2001       2000       1999       1998
                                            ----------------   --------   --------   --------   --------   --------
                                              (unaudited)

Selected Per Share Data:
Net asset value, beginning of period......         $9.59          $9.44      $9.20      $9.49      $9.49      $9.50
                                                   -----          -----      -----      -----      -----      -----
Income (loss) from investment operations:
    Net investment income.................          0.14           0.41       0.55       0.51       0.56       0.65
    Net realized and unrealized gain
      (loss)..............................          0.10           0.19       0.24      (0.29)     --         --
                                                   -----          -----      -----      -----      -----      -----
Total income from investment operations...          0.24           0.60       0.79       0.22       0.56       0.65
                                                   -----          -----      -----      -----      -----      -----
Less dividends from net investment
  income..................................         (0.15)         (0.45)     (0.55)     (0.51)     (0.56)     (0.66)
                                                   -----          -----      -----      -----      -----      -----
Net asset value, end of period............         $9.68          $9.59      $9.44      $9.20      $9.49      $9.49
                                                   =====          =====      =====      =====      =====      =====
Total Return+.............................          2.55%(1)       6.50%      8.82%      2.36%      6.00%      7.02%
Ratios to Average Net Assets(3):
Expenses..................................          0.80%(2)       0.80%      0.80%      0.80%      0.31%     --
Net investment income.....................          2.37%(2)       3.94%      5.87%      5.43%      5.68%      6.52%
Supplemental Data:
Net assets, end of period, in thousands...      $274,038       $166,631   $109,917   $118,694   $186,442   $107,699
Portfolio turnover rate...................           167%(1)        327%       133%        71%        58%        55%

---------------------

     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) If the Fund had borne all expenses that were assumed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been as follows:

                                        EXPENSE         NET INVESTMENT
        PERIOD ENDED                     RATIO           INCOME RATIO
        ------------                    -------         --------------
        October 31, 2002                 0.87%               2.30%
        April 30, 2002                   0.92                3.82
        April 30, 2001                   0.92                5.75
        April 30, 2000                   0.90                5.33
        April 30, 1999                   0.88                5.11
        April 30, 1998                   1.10                5.42

                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

MORGAN STANLEY
LIMITED DURATION FUND


Semiannual Report
October 31, 2002

3788ORPT-9159KO2-AP-11/02